Unitholders' Equity	12 Months Ended
Dec. 31, 2012
Unitholders' Equity
Unitholders' Equity

10.       Unitholders’ Equity

Initial Public Offering

On November 16, 2011, we completed our IPO of 9,408,000 common units representing limited partner interests in the Partnership at a price to the public of $19.00 per common unit, or $17.8125 per common unit after payment of the underwriting discount. Total net proceeds from the sale of common units in our IPO were $167.2 million ($178.8 million less $11.2 million for the underwriting discount and a $0.4 million structuring fee). IPO costs were approximately $4.7 million. We reimbursed Fund I for all costs they paid related to our IPO ($3.2 million). Net proceeds of the offering, along with $155.8 million of borrowings under our new $500 million senior secured revolving credit agreement were utilized to make cash distributions and payments to Fund I of approximately $289.9 million and repay $27.3 million of LRR A’s debt that we assumed at closing.

On December 14, 2011, we closed the partial exercise of the underwriters’ option to purchase additional units and as a result, issued an additional 1,200,000 common units to the public. We used the net proceeds from the sale of the additional common units of $21.3 million, after deducting underwriting discounts and a structuring fee, to pay additional cash consideration for the properties purchased from Fund I in connection with the IPO and to make additional distributions to Fund I. In connection with our IPO, Fund I received total consideration for the Partnership Properties of 5,049,600 common units, 6,720,000 subordinated units, $311.2 million in cash and the assumption of $27.3 million of LRR A’s indebtedness.

Units Outstanding

As of December 31, 2012, we had 15,726,342 common units, 6,720,000 subordinated units and 22,400 general partner units outstanding. In addition, as of December 31, 2012, Fund I owned 5,049,600 common units and all of our subordinated units, representing a 52.4% limited partner interest in us.

As of December 31, 2011, we had 15,700,074 common units, 6,720,000 subordinated units and 22,400 general partner units outstanding. In addition, as of December 31, 2011, Fund I owned 5,049,600 common units and all of our subordinated units, representing a 52.4% limited partner interest in us.

Common Units

The common units have limited voting rights as set forth in our partnership agreement.

Subordinated Units

The principal difference between our common units and subordinated units is that in any quarter during the subordination period, the subordinated units are entitled to receive the minimum quarterly distribution only after the common units have received their minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Accordingly, holders of subordinated units may receive a smaller distribution than holders of common units or no distribution at all. Subordinated units will not accrue arrearages.

The subordination period will extend until the first business day of any quarter after December 31, 2014 that we have earned and paid from operating surplus, in the aggregate, distributions on each outstanding common unit, subordinated unit and general partner unit and any other partnership interests that are senior or equal in right of distribution to the subordinated units equaling or exceeding the minimum quarterly distribution payable with respect to a period of twelve consecutive quarters immediately preceding such date, provided there are no arrearages in the minimum quarterly distribution on our common units at that time. However, three separate one third tranches of subordinated units may convert on the first business day after the distribution to unitholders in respect of any quarter ending on or after December 31, 2012, December 31, 2013 and December 31, 2014, respectively, provided that an aggregate amount equal to the minimum quarterly distribution payable with respect to all units that would be payable on four, eight or twelve consecutive quarters, as applicable, has been earned and paid prior to the applicable date, in each case provided there are no arrearages in the minimum quarterly distribution on our common units at that time. One third of the subordinated units did not convert pursuant to the provisions of our partnership agreement following our distribution for the fourth quarter of 2012 that was paid on February 14, 2013. Each quarter, we will determine whether the test for conversion of the subordinated units has been met until the subordinated units convert pursuant to the provisions of our partnership agreement.

In addition, the subordination period will end on the first business day after we have earned and paid from operating surplus at least (i) $0.54625 per quarter (115% of the minimum quarterly distribution, which is $2.185 on an annualized basis) on each outstanding common and subordinated unit and the corresponding distributions on our general partner’s approximate 0.1% interest and the incentive distribution rights for any four quarter period ending on or after December 31, 2013, or (ii) $0.59375 per quarter (125% of the minimum quarterly distribution, which is $2.375 on an annualized basis) on each outstanding common and subordinated unit and the corresponding distributions on our general partner’s approximate 0.1% interest and the incentive distribution rights for any four quarter period, in each case provided there are no arrearages in the minimum quarterly distribution on our common units at that time.

The subordination period will also end upon the removal of our general partner other than for cause if the units held by our general partner and its affiliates are not voted in favor of such removal. When the subordination period ends, all subordinated units will convert into common units on a one-for-one basis, and all common units thereafter will no longer be entitled to arrearages.

General Partner Interest

Our general partner owns an approximate 0.1% interest in us. This interest entitles our general partner to receive distributions of available cash from operating surplus as discussed further below under Cash Distributions. Our partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common unitholders, subordinated unitholders and our general partner will receive.

Our general partner has sole responsibility for conducting our business and managing our operations. Our general partner’s board of directors and executive officers will make decisions on our behalf.

Allocation of Net Income

Net income is allocated between our general partner and the common and subordinated unitholders in proportion to their pro rata ownership during the period.

Cash Distributions

Our partnership agreement requires that, within 45 days after the end of each quarter, we distribute all of our available cash to unitholders of record on the applicable record date.

Available cash, for any quarter, consists of all cash and cash equivalents on hand at the end of that quarter:

•                  less, the amount of cash reserves established by our general partner at the date of determination of available cash for the quarter to:

•                  provide for the proper conduct of our business, which could include, but is not limited to, amounts reserved for capital expenditures, working capital and operating expenses;

•                  comply with applicable law, any of our debt instruments or other agreements; or

•                  provide funds for distributions to our unitholders (including our general partner) for any one or more of the next four quarters (provided that our general partner may not establish cash reserves for future distributions on our subordinated units unless it determines that the establishment of reserves will not prevent us from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for such quarter);

•                  plus, if our general partner so determines, all or a portion of cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter.

Upon the closing of our initial public offering, Fund I received an aggregate of 6,720,000 subordinated units. During the subordination period, the common units will have the right to receive distributions of available cash from operating surplus each quarter in an amount equal to $0.4750 per common unit, which amount is defined in our partnership agreement as the minimum quarterly distribution, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. These units are deemed “subordinated” because for a period of time, referred to as the subordination period, the subordinated units will not be entitled to receive any distributions from operating surplus until the common units have received the minimum quarterly distribution plus any arrearages from prior quarters. Furthermore, no arrearages will be paid on the subordinated units. The practical effect of the subordinated units is to increase the likelihood that during the subordination period there will be available cash from operating surplus to be distributed on the common units.

The subordination period will extend until the first business day of any quarter after December 31, 2014 that we have earned and paid from operating surplus, in the aggregate, distributions on each outstanding common unit, subordinated unit and general partner unit and any other partnership interests that are senior or equal in right of distribution to the subordinated units equaling or exceeding the minimum quarterly distribution payable with respect to a period of twelve consecutive quarters immediately preceding such date, provided there are no arrearages in the minimum quarterly distribution on our common units at that time. However, three separate one third tranches of subordinated units may convert on the first business day after the distribution to unitholders in respect of any quarter ending on or after December 31, 2012, December 31, 2013 and December 31, 2014, respectively, provided that an aggregate amount equal to the minimum quarterly distribution payable with respect to all units that would be payable on four, eight or twelve consecutive quarters, as applicable, has been earned and paid prior to the applicable date, in each case provided there are no arrearages in the minimum quarterly distribution on our common units at that time.

In addition, the subordination period will end on the first business day after we have earned and paid from operating surplus at least (i) $0.54625 per quarter (115% of the minimum quarterly distribution, which is $2.185 on an annualized basis) on each outstanding common and subordinated unit and the corresponding distributions on our general partner’s 0.1% interest and the incentive distribution rights for any four quarter period ending on or after December 31, 2013, or (ii) $0.59375 per quarter (125% of the minimum quarterly distribution, which is $2.375 on an annualized basis) on each outstanding common and subordinated unit and the corresponding distributions on our general partner’s 0.1% interest and the incentive distribution rights for any four quarter period, in each case provided there are no arrearages in the minimum quarterly distribution on our common units at that time.

The subordination period will also end, with respect to subordinated Units held by any person, upon the removal of our general partner other than for cause if the units held by such person and its affiliates are not voted in favor of such removal and such person is not an affiliate of the successor to the general partner.

When the subordination period ends, all subordinated units will convert into common units on a one-for-one basis, and all common units thereafter will no longer be entitled to arrearages.

During Subordination Period. Assuming our general partner maintains its 0.1% general partner interest in us, our partnership agreement requires us to distribute all of our available cash from operating surplus for each quarter in the following manner during the subordination period:

•                  first, 99.9% to the common unitholders, pro rata, and 0.1% to our general partner, until we distribute for each common unit an amount equal to the minimum quarterly distribution for that quarter;

•                  second, 99.9% to the common unitholders, pro rata, and 0.1% to our general partner, until we distribute for each common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period;

•                  third, 99.9% to the subordinated unitholders, pro rata, and 0.1% to our general partner, until we distribute for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter; and

•                  fourth, 99.9% to all unitholders pro rata, and 0.1% to our general partner, until each unitholder receives a total of $0.54625 per unit for that quarter.

If cash distributions to our unitholders exceed $0.54625 per common unit and subordinated unit in any quarter, our unitholders and our general partner will receive distributions according to the following percentage allocations:

Total Quarterly Distribution	Marginal Percentage Interest in Distributions
Target Amount	Unitholders	General Partner
above $0.54625 up to $0.59375	86.9%	13.1%
above $0.59375	76.9%	23.1%

The percentage interests shown for our general partner include its approximate 0.1% general partner interest. We refer to the additional increasing distributions to our general partner in excess of its approximate 0.1% general partner interest as “incentive distributions.”

After Subordination Period. Our partnership agreement requires us to distribute all of our available cash from operating surplus each quarter in the following manner after the subordination period:

•                  first, 99.9% to the common unitholders, pro rata, and 0.1% to our general partner, until we distribute for each common unit an amount equal to the minimum quarterly distribution for that quarter;

•                  second, 99.9% to all unitholders, pro rata, and 0.1% to our general partner, until each unitholder receives a total of $0.54625 per unit for that quarter.

•                  thereafter, as provided in the table above.